Non-current assets held for sale - Schedule of non-current assets classified as held for sale (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	€ 33,709	€ 33,882
Other assets	9,707	8,856
Non-current assets or disposal groups classified as held for sale	2,915	3,014
Non-current assets held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	2,892	2,991
Other assets	23
Non-current assets or disposal groups classified as held for sale	2,915	3,014
Non-current assets held for sale | Foreclosed assets
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	2,668	2,773
Other tangible assets held for sale	224	218
Other assets		23
Non-current assets held for sale | Spain | Foreclosed assets
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	€ 2,037	€ 2,138